Note 23 - Non-current allowances and provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year	$ 83,556	$ 73,218
Translation differences	357	(2,476)
Additional allowance	11,102	13,896
Reclassifications	2,229	4,014
Used and other movements	882	(5,096)
Values at the end of the year	$ 98,126	$ 83,556